Acquisitions and Divestitures - Schedule of Acquisition-Related Costs Included in General and Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Acquisition-related costs	$ 2,199	$ 72	$ 2,798	$ 72	$ 553	$ 593	$ 1,450